Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 117,850	$ 91,899
Other financial liabilities		6,902
Related Party Transaction [Line Items]
Interest Expense Related Party	2,362	179	3,388
Short-term borrowings and other financial liabilities	117,850	98,801
Short Term Borrowings Due To Related Parties Current	3,973	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	121,823	126,814
Lines of credit weighted average interest rate	4.88%	4.19%
Other commercial bank agreements, amounts available	234,005	234,370
Accounts receivable facility, weighted average interest rate	1.86%	1.86%
Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	181,900	86,547
Related Party Transaction Rate	2.683%	1.879%
Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 17,900	$ 10,000
Related Party Transaction Rate	1.832%	0.968%
Fresenius SE [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	0.245%
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	1.335%